CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 32,325	$ 46,229
Short-term bank deposits	3,000	2,000
Marketable securities	18,541	0
Trade receivables	281	222
Other receivables and prepaid expenses	2,651	3,372
Inventories	92	0
Total current assets	56,890	51,823
LONG-TERM ASSETS:
Long-term deposits	25	9
Right-of-use-assets	2,109	1,872
Property, plant and equipment, net	2,073	2,072
Intangible assets, net	15,207	16,139
Total long term assets	19,414	20,092
Total assets	76,304	71,915
CURRENT LIABILITIES:
Trade payables	1,463	863
Employees and payroll accruals	2,662	2,535
Lease liability	974	777
Liabilities in respect of government grants	89	72
Pre-funded warrants	0	4,144
Deferred revenues and other advances	175	47
Other payables	1,519	1,238
Total current liabilities	6,882	9,676
LONG-TERM LIABILITIES:
Lease liability	1,695	1,663
Liabilities in respect of government grants	4,307	3,694
Total non-current liabilities	6,002	5,357
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.02 par value: Authorized – 150,000,000 ordinary shares; Issued and outstanding – 41,170,168 shares on December 31, 2021 and 35,600,088 shares on December 31, 2020	234	200
Share premium and other capital reserves	260,488	225,121
Accumulated deficit	(207,069)	(179,276)
Equity attributable to equity holders of the Company	53,653	46,045
Non-controlling interests	9,767	10,837
Total equity	63,420	56,882
Shareholder's Equity and Liabilities	$ 76,304	$ 71,915